UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-22575

                                 J.P. Morgan Access Multi-Strategy Fund II

(Exact name of registrant as specified in charter)

270 Park Avenue,

                                                   New York, NY 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta, Esq.

J.P. Morgan Investment Management Inc.

270 Park Avenue, Floor 9

                                                   New York, NY 10017

(Name and address of agent for service)

Copy to:

Richard Horowitz, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: March 31

Date of reporting period: June 30, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments

June 30, 2017

(Unaudited)

Investment Funds (f)	Cost ($)	Fair Value ($)	% of Net Assets	Liquidity (e)
Event Driven
Corvex Offshore Ltd. (a)	7,478,389	7,650,473	3.11	Quarterly
Pershing Square International, Ltd. (a)	7,157,969	5,552,275	2.25	Quarterly
Third Point Offshore Fund, Ltd. (a)	9,477,066	11,317,796	4.59	Quarterly
Varde Credit Partners (Offshore), Ltd. (a)	14,500,000	17,010,869	6.90	Quarterly
York Credit Opportunities Unit Trust (a)	2,250,000	2,280,210	0.93	Quarterly

Total	40,863,424	43,811,623	17.78

Long/Short Equities
Aleutian Fund, Ltd. (a)	12,815,228	12,255,579	4.97	Monthly
Coatue Offshore Fund, Ltd. (a)	21,000,000	24,676,600	10.02	Quarterly
Glenview Capital Partners (Cayman), Ltd. (a)	7,499,249	7,300,545	2.96	Quarterly
Highline Capital International Ltd (a)	11,750,000	12,394,970	5.03	Quarterly
Lakewood Capital Offshore Fund, Ltd. (a)	9,188,234	10,621,182	4.31	Quarterly

Total	62,252,711	67,248,876	27.29

Opportunistic/Macro
Caxton Global Investments Limited (a)	11,766,684	11,232,747	4.56	Quarterly
D.E. Shaw Oculus International Fund	9,559,201	9,388,221	3.81	Quarterly
Dymon Asia Macro Fund (a)	6,712,441	6,960,660	2.83	Monthly
Emerging Market Currency Fund (a)	8,800,000	9,028,079	3.66	Quarterly
Winton Futures Fund Ltd. (a)	11,016,433	10,555,440	4.28	Monthly

Total	47,854,759	47,165,147	19.14

Relative Value
Blue Mountain Credit Alternatives Fund Ltd. (a)	7,283,069	8,008,422	3.25	Quarterly
D.E. Shaw Composite International Fund	13,365,221	16,402,289	6.65	Quarterly
Horizon Portfolio I Ltd (a)	12,500,000	12,760,582	5.18	Quarterly
King Street Capital, Ltd. (a)	8,038,861	8,669,630	3.52	Quarterly/Side Pocket*
Tricadia Credit Strategies, Ltd. (a)	8,962,696	8,955,916	3.63	Quarterly
Two Sigma Spectrum Cayman Fund, Ltd. (a)	14,461,503	15,084,078	6.12	Quarterly

Total	64,611,350	69,880,917	28.35

Total Investments in Investment Funds	215,582,244	228,106,563	92.56

Investment Company		Value ($)
Fixed Income
PIMCO Mortgage Opportunities Fund	4,908,973	4,921,951	2.00	Daily

Total Investment in Investment Company	4,908,973	4,921,951	2.00

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

June 30, 2017

(Unaudited)

	Cost ($)	Value ($)	% of Net Assets	Liquidity (e)

Short-Term Investments

Investment Companies
JPMorgan Prime Money Market Fund,
Institutional Class Shares, 0.01% (a),(b),(d)	1,173,124	1,173,476	0.47	Daily
JPMorgan U.S. Government Money Market Fund,
Institutional Class Shares, 0.01% (a),(c),(d)	3,988,566	3,988,566	1.62	Daily

Total Short-Term Investments	5,161,690	5,162,042	2.09

Total Investments	225,652,907†	238,190,556	96.65

Other Assets, less Liabilities		8,259,694	3.35

Net Assets		246,450,250	100.00

(a)	Partially or wholly held in a pledged account by the Custodian as collateral for existing line of credit. The aggregate value of collateral pledged for the line of credit is $203,490,017.
(b)

Investment in affiliate. The Fund holds 1,173,124 shares in the JPMorgan Prime Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(c)

Investment in affiliate. The Fund holds 3,988,566 shares in the JPMorgan U.S. Government Money Market Fund, which is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.

(d)	The rate shown is the current yield as of June 30, 2017.
(e)	Certain Investment Funds may be subject to an initial lock-up period.
(f)	Non-income producing securities.
*	A side pocket is an account within the Investment Fund that has additional restrictions on liquidity.
†

The cost of investments in Investment Funds for federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income has not been provided to the Fund for all of the Investment Funds as of June 30, 2017. As such, the tax basis of investments in Investment Funds listed below relates to the most recent available taxable income adjustment allocated to the Fund as of March 31, 2017.

Aggregate cost	$287,895,026

Gross unrealized appreciation	$-
Gross unrealized depreciation	(4,741,345)

Net unrealized appreciation (depreciation)	$(4,741,345)

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Schedule of Investments (continued)

June 30, 2017

(Unaudited)

Investment Strategy as a Percentage of Total Investments

Event Driven	18.39%
Long/Short Equities	28.23%
Opportunistic/Macro	19.80%
Relative Value	29.34%
Investment Company	2.07%
Short-Term Investment	2.17%

Total	100.00%

The management agreements of the general partners/managers for Investment Funds provide for compensation to such general partners/managers in the form of management fees ranging from 1% to 3% annually of net assets and incentives of 20% to 30% of net profits earned.

The accompanying notes are an integral part of the Schedule of Investments.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments June 30, 2017 (Unaudited)

Valuation of Investments

The valuation of the investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the J.P. Morgan Access Multi-Strategy Fund II’s (the “Fund”) valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below. The Fund values its investments in Investment Funds at fair value. Fair value as of each month-end ordinarily is the net asset value (“NAV”) determined as of such month-end for each Investment Fund in accordance with the Investment Fund’s valuation policies and reported at the time of the Fund’s valuation.

J.P. Morgan Investment Management Inc. (“JPMIM” or the “Administrator”), a corporation formed under the laws of the State of Delaware and an indirect, wholly-owned subsidiary of JPMorgan Chase & Co. (“JPMorgan Chase”), has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Funds’ investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund as described in detail below. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

On a monthly basis, the NAV is used to determine the fair value of all underlying investments which (a) do not have readily determinable fair values and (b) either have the attributes of an investment company or prepare their financial statements consistent with measurement principles of an investment company. As a general matter, the fair value of the Fund’s interest in an Investment Fund will represent the amount that the Fund could reasonably expect to receive from an Investment Fund if the Fund’s interest were redeemed at the time of the valuation, based on information reasonably available at the time the valuation is made and that the Administrator believes to be reliable. In the unlikely event that an Investment Fund does not report a month-end NAV to the Fund on a timely basis, the Administrator would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well as any other relevant information available at such time. Considerable judgment is required to interpret the factors used to develop estimates at fair value. These factors include, but are not limited to, a review of the underlying securities of the Investment Fund when available, ongoing due diligence of the style, strategy and valuation methodology employed by each Investment Fund, and a review of market inputs that may be expected to impact the performance of a particular Investment Fund. The use of different factors and estimation methodologies could have a significant effect on the estimated fair value and could be material to the financial statements.

Some of the Investment Funds may invest all or a portion of their assets in investments which may be illiquid. Some of these investments are held in “side pockets”, sub funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Should the Fund seek to liquidate its investment in an Investment Fund which maintains investments in a side pocket arrangement or which holds substantially all of its assets in illiquid investments, the Fund might not be able to fully liquidate its investment without considerable delay. In such cases, the value of its investment could fluctuate during the period until the Fund is permitted to fully liquidate its interest in the Investment Funds.

J.P. Morgan Access Multi-Strategy Fund II

Notes to Schedule of Investments June 30, 2017 (Unaudited) (continued)

Investments in affiliated and unaffiliated investment companies are valued at such fund’s NAV per share as of the valuation date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments or other significant observable inputs.

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The Fund’s investments in affiliated and unaffiliated investment companies, as disclosed on the Schedule of Investments, are designated as Level 1.

As of June 30, 2017, Investment Funds with a fair value of $228,106,563, have not been categorized in the fair value hierarchy as the Investment Funds were measured using the NAV per share as a practical expedient.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Access Multi-Strategy Fund II

By (Signature and Title)* /s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date August 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian S. Shlissel
Brian S. Shlissel, Principal Executive Officer
(principal executive officer)

Date August 28, 2017

By (Signature and Title)* /s/ Laura M. Del Prato
Laura M. Del Prato, Principal Financial Officer
(principal financial officer)

Date August 28, 2017

* Print the name and title of each signing officer under his or her signature.